SUMMARY OF MATERIAL ACCOUNTING POLICIES - Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	23.87%	24.94%
Uncertain tax loss	$ 0	$ 8,186
Current tax expense related to pillar two	873	6,625	$ 0
Globant España S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends received	$ 37,858	$ 183,666